Debt securities issued - Summary of debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 77,288,783	₩ 80,149,363
In Korean won
Debt securities issued [Line Items]
Debt securities issued, gross	63,927,063	69,288,982
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 13,361,720	₩ 10,860,381
Debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	9.00%	8.00%
Minimum interest rate	0.05%	0.79%
Debt securities issued, gross	₩ 61,038,481	₩ 64,419,771
Debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	7.59%	7.59%
Minimum interest rate	0.25%	0.25%
Debt securities issued, gross	₩ 9,586,831	₩ 7,462,087
Subordinated debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	4.17%	4.60%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 3,275,225	₩ 5,030,125
Subordinated debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.10%	5.10%
Minimum interest rate	3.34%	3.34%
Debt securities issued, gross	₩ 4,145,264	₩ 3,307,306
Loss (Gain) on fair value hedges | In Korean won
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	(348,700)	(122,069)
Loss (Gain) on fair value hedges | In foreign currency
Debt securities issued [Line Items]
Gain(Loss) on fair value hedges	(324,901)	130,392
Discount on debt securities issued | In Korean won
Debt securities issued [Line Items]
Discount on debt securities issued	(37,943)	(38,845)
Discount on debt securities issued | In foreign currency
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (45,474)	₩ (39,404)